Offerings	Aug. 06, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	496,000
Proposed Maximum Offering Price per Unit	1.01
Maximum Aggregate Offering Price	$ 500,960.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 69.18
Offering Note	Represents shares of common stock reserved for issuance under the Registrant's 2026 Inducement Plan (the "2026 Plan"). Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall also cover any additional shares of common stock that become issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction with respect to the shares of common stock being registered pursuant to this registration statement. The proposed maximum offering price per share is estimated in accordance with Rules 457(c) and 457(h) promulgated under the Securities Act solely for the purpose of calculating the registration fee and is based upon a price per share of $1.01, which is the average of the high and low prices per share of common stock on August 3, 2026, as reported on The Nasdaq Capital Market.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	4,000
Proposed Maximum Offering Price per Unit	0.96
Maximum Aggregate Offering Price	$ 3,840.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.53
Offering Note	Represents shares of common stock issuable upon the exercise of an outstanding stock option award granted pursuant to the 2026 Plan. Pursuant to Rule 416(a) promulgated under the Securities Act, this registration statement shall also cover any additional shares of common stock that become issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction with respect to the shares of common stock being registered pursuant to this registration statement. The proposed maximum offering price per share is estimated in accordance with Rule 457(h) promulgated under the Securities Act solely for the purpose of calculating the registration fee and is based upon the exercise price for such shares.